Schedule of Long-term Debt (Parenthetical) (Detail)	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 7 7/8% Senior Subordinated Notes	Dec. 31, 2011 7 7/8% Senior Subordinated Notes	Apr. 22, 2010 7 7/8% Senior Subordinated Notes	Sep. 30, 2012 6 5/8% Senior Subordinated Notes	Feb. 09, 2012 6 5/8% Senior Subordinated Notes	Dec. 31, 2011 6 5/8% Senior Subordinated Notes	Aug. 16, 2005 6 5/8% Senior Subordinated Notes	Sep. 30, 2012 6 5/8% Senior Subordinated Notes - Series B	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series B	Aug. 17, 2006 6 5/8% Senior Subordinated Notes - Series B	Sep. 30, 2012 6 5/8% Senior Subordinated Notes - Series C	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series C	Oct. 11, 2007 6 5/8% Senior Subordinated Notes - Series C	Sep. 30, 2012 5 7/8% Senior Subordinated Notes	Feb. 09, 2012 5 7/8% Senior Subordinated Notes	Sep. 30, 2012 9 3/4% Senior Notes	Dec. 31, 2011 9 3/4% Senior Notes	Mar. 27, 2009 9 3/4% Senior Notes	Dec. 31, 2011 LAMAR MEDIA CORP 7 7/8% Senior Subordinated Notes	Dec. 31, 2011 LAMAR MEDIA CORP 6 5/8% Senior Subordinated Notes	Dec. 31, 2011 LAMAR MEDIA CORP 6 5/8% Senior Subordinated Notes - Series B	Dec. 31, 2011 LAMAR MEDIA CORP 6 5/8% Senior Subordinated Notes - Series C	Dec. 31, 2011 LAMAR MEDIA CORP 9 3/4% Senior Notes
Schedule Of Debt [Line Items]
Interest rate on senior notes	2.875%	2.875%	7.875%	7.875%	7.875%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%	5.875%	5.875%	9.75%	9.75%	9.75%	7.875%	6.625%	6.625%	6.625%	9.75%